FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2023
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS
NOTE 5:-	FAIR VALUE MEASUREMENTS

In accordance with ASC No. 820, the Company measures its money market funds, short-term bank deposits, marketable securities and foreign currency derivative contracts at fair value. Money market funds and marketable securities are classified within Level 1 or Level 2. This is because these assets are valued using quoted market prices or alternative pricing sources and models utilizing market observable inputs. Foreign currency derivative contracts are classified within Level 2 as the valuation inputs are based on quoted prices and market observable data of similar instruments.

The Company’s financial assets measured at fair value on a recurring basis, excluding accrued interest components, consisted of the following types of instruments as of the following dates:

	December 31,
	2023			2022
	Fair value measurements using input type			Fair value measurements using input type
	Level 1	Level 2	Total	Level 1	Level 2	Total

Cash	$79.8	$-	$79.8	$65.8	$-	$65.8
Cash equivalents
Money market funds	175.4	-	175.4	95.5	-	95.5
Short term deposits	282.5	-	282.5	34.7	-	34.7
Short-term bank deposits	52.5	-	52.5	431.1	-	431.1
Marketable securities:
Debt securities issued by the U.S. Treasury and other U.S. government agencies	-	661.2	661.2	-	819.3	819.3
Debt securities issued by other governments	-	60.3	60.3	-	118.3	118.3
Corporate debt securities	-	1,648.0	1,648.0	-	1,938.5	1,938.5
Foreign currency derivative contracts	-	1.3	1.3	-	(3.6)	(3.6)
Total financial assets	$590.2	$2,370.8	$2,961.0	$627.1	$2,872.5	$3,499.6